Annual Total Returns - Fidelity® OTC Portfolio [BarChart] - 07.31 Fidelity OTC Portfolio K PRO-07 - Fidelity® OTC Portfolio - Fidelity OTC Portfolio-Class K	Sep. 29, 2021
Bar Chart Table:
Annual Return 2011	(0.29%)
Annual Return 2012	11.45%
Annual Return 2013	46.70%
Annual Return 2014	16.62%
Annual Return 2015	11.05%
Annual Return 2016	3.23%
Annual Return 2017	38.75%
Annual Return 2018	(3.10%)
Annual Return 2019	39.38%
Annual Return 2020	46.88%